OPTIONS (Details)	12 Months Ended
Jun. 30, 2021 $ / shares shares
Statement [Line Items]
Outstanding options	5,300,000
Executive Officers
Statement [Line Items]
Outstanding options	300,000
Weighted average exercise price | $ / shares	$ 0.25
Weighted average life remaining	1.65
Directors
Statement [Line Items]
Outstanding options	3,550,000
Weighted average exercise price | $ / shares	$ 0.28
Weighted average life remaining	1.79
Consultants
Statement [Line Items]
Outstanding options	1,450,000
Weighted average exercise price | $ / shares	$ 0.39
Weighted average life remaining	1.81